DEBENTURES - Movements in debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT Financial Institutions
Balance at beginning of the year	R$ 12,442
Raising	168,000
Changes	29,539
Amortization of the Principal	(33,134)
Transfer	(1,095)
Acquisition of a Subsidiary	7,680
Balance at end of the year	183,432	R$ 12,442
NON-CURRENT Financial Institutions
Balance at beginning of the year	188,933
Transfer	(8,834)
Acquisition of a Subsidiary	107,248
Balance at end of the year	287,347	188,933
Balance at beginning of the year	201,375
Raising	168,000
Changes	29,539
Amortization of the Principal	(33,134)
Transfer	(9,929)
Acquisition of a Subsidiary	114,928
Balance at end of the year	470,779	201,375
ELETRONORTE
CURRENT Financial Institutions
Balance at beginning of the year	12,442	357,226	R$ 268,581
Raising			101,093
Changes		1,749	4,367
Amortization of the Principal		(17,362)	(79,574)
Transfer		13,500	13,755
Balance at end of the year		12,442	357,226
NON-CURRENT Financial Institutions
Balance at beginning of the year	188,933	205,248	205,996
Raising		14,353
Changes			13,007
Amortization of the Principal		(17,168)
Transfer		(13,500)	(13,755)
Balance at end of the year		188,933	205,248
Balance at beginning of the year	201,375	562,474	474,577
Raising		14,353	101,093
Changes		1,749	17,374
Amortization of the Principal		(34,530)	(79,574)
Balance at end of the year		201,375	562,474
ELETRONORTE | BASA/FDA
CURRENT Financial Institutions
Balance at beginning of the year	12,442	14,555	13,422
Changes	19,006	1,749	4,367
Amortization of the Principal	(17,625)	(17,362)	(16,989)
Transfer	8,835	13,500	13,755
Balance at end of the year	22,658	12,442	14,555
NON-CURRENT Financial Institutions
Balance at beginning of the year	188,933	205,248	205,996
Raising		14,353
Changes			13,007
Amortization of the Principal		(17,168)
Transfer	(8,834)	(13,500)	(13,755)
Balance at end of the year	180,099	188,933	205,248
ELETRONORTE | SPEs
CURRENT Financial Institutions
Balance at beginning of the year		342,671	255,159
Raising			101,093
Changes		2,720	49,004
Amortization of the Principal		R$ (345,391)	(62,585)
Balance at end of the year			R$ 342,671
CHESF | Bradesco
CURRENT Financial Institutions
Raising	168,000
Changes	10,533
Amortization of the Principal	(15,509)
Transfer	(9,930)
Balance at end of the year	153,094
SANTA VITORIA | BNDES/BRDE
CURRENT Financial Institutions
Acquisition of a Subsidiary	7,680
Balance at end of the year	7,680
NON-CURRENT Financial Institutions
Acquisition of a Subsidiary	107,248
Balance at end of the year	R$ 107,248